Accounts Payable and Accrued Liabilities - Components of Accounts Payable and Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts Payable And Accrued Liabilities [Line Items]
Trade creditors	$ 69.6	$ 67.3
Other creditors and accruals	28.5	25.3
Total accounts payable and accrued liabilities	$ 98.1	$ 92.6